UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21374

PIMCO Floating Rate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2009

Date of reporting period:	January 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2-3

Schedules of Investments	4-20

Statements of Assets and Liabilities	21

Statements of Operations	22

Statements of Changes in Net Assets	23-24

Statements of Cash Flows	25

Notes to Financial Statements	26-43

Financial Highlights	44-45

Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures	46

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Letter to Shareholders

March 12, 2009

Dear Shareholder:

Please find enclosed the semiannual report for the PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund (collectively the “Funds”) for the six-month period ended January 31, 2009.

Bond markets delivered mixed results for the period as investors retreated from risky assets, boosting prices and returns for government bonds. Meanwhile, tight credit conditions, global economic slowing and slack demand caused corporate bond prices to fall. In this environment, the Barclays Capital U.S. Aggregate Bond Index, a broad credit market measure of government and corporate securities, posted a positive 3.23% return. The Barclays Capital Investment Grade Credit Index, a measure of high quality corporate bond performance, fell 2.04% and the Merrill Lynch High Yield Bond Index declined 16.54%. Stocks fared worse with the Standard & Poor’s 500 Index falling 33.95% for the six-month period.

The Federal Reserve (“The Fed”) sought to inject liquidity into the economy through multiple initiatives, including reducing the Federal Funds rate three times during the six-month period. The Fed’s credit easing moves lowered the key benchmark rate on loans between member banks from 2.0% at the beginning of the reporting period to a targeted 0% to 0.25% at December 31, 2008. The Fed also announced plans to purchase approximately $500 billion in mortgage-backed securities by mid 2009.

In November, the Funds announced that they would redeem a portion of each Fund’s Auction Rate Preferred Shares (“ARPS”) at par value. The redemptions were intended to increase and maintain asset coverage of the Funds’ ARPS above the 200% level, the minimum coverage required to pay and declare common dividends.

Subsequent to the six month period ended January 31, 2009 the decision to redeem additional portions of each Fund’s ARPS was made at the recommendations of the Funds’ investment manager and sub-adviser and approved by the Funds’ Boards of Trustees. These redemptions were intended to increase and maintain asset coverage for each Fund’s ARPS above the 200% level, permitting the Funds to pay previously declared common share dividends and to declare and pay future common share dividends. Depending on market conditions, coverage ratios may increase or decrease further.

Please refer to the following pages for specific information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources are available on our Web site at www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 1

PIMCO Floating Rate Income Fund Fund Insights/Performance & Statistics

January 31, 2009 (unaudited)

•	For the fiscal six months ended January 31, 2009, PIMCO Floating Rate Income Fund returned (47.82)% on net asset value (“NAV”) and (33.50)% on market price.
•	Minimal exposure to the gaming sector, which continued to experience the negative impact of a weakening economy, contributed to the Fund’s performance.
•	Avoiding the home construction and real estate sectors, which continued to decline under significant pressure, was a strong contributor to the Fund’s performance.
•	As the auto sector came under increasing pressure, leading the bank loan market lower, a relatively significant allocation detracted from the Fund’s performance.
•	Exposure to the publishing/broadcasting sector detracted from performance, as loans in this industry plunged amid falling demand and deteriorating fundamentals.
•	Increasing exposure to investment-grade financials, which underperformed late in the fiscal period, weighed heavy on Fund performance.

Total Return(1):	Market Price	NAV
Six months	(33.50)%	(47.82)%
1 Year	(40.60)%	(48.91)%
5 Year	(7.20)%	(10.05)%
Commencement of Operations (8/29/03) to 1/31/09	(6.29)%	(8.98)%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (8/29/03) to 1/31/09	Market Price	$8.65
NAV	NAV	$7.21
Market Price	Premium to NAV	19.97%
	Market Price Yield(2)	12.87%

(1) Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at January 31, 2009.

2 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Strategy Fund Fund Insights/Performance & Statistics

January 31, 2009 (unaudited)

•	For the fiscal six months ended January 31, 2009, PIMCO Floating Rate Strategy Fund returned (53.16)% on NAV and (44.22)% on market price.
•	Avoiding the home construction and real estate sectors, which continued to decline under significant pressure, was a strong contributor to the Fund’s performance.
•	Very limited exposure to metals and mining, which underperformed during the reporting period alongside the fall in commodities, was also a contributor to Fund performance.
•	As the auto sector came under increasing pressure, leading the bank loan market lower, a relatively significant allocation detracted from the Fund’s performance.
•	A relatively minimal weight to food/tobacco, which was among the best performing sectors during the fiscal period, detracted from Fund’s performance.
•	Increasing exposure to investment-grade financials, which underperformed late in the period, weighed heavy on Fund performance.

Total Return(1):	Market Price	NAV
Six months	(44.22)%	(53.16)%
1 Year	(50.42)%	(54.43)%
3 Year	(20.41)%	(23.11)%
Commencement of Operations (10/29/04) to 1/31/09	(14.96)%	(15.60)%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (10/29/04) to 1/31/09	Market Price	$6.70
NAV	NAV	$6.29
Market Price	Premium to NAV	6.52%
	Market Price Yield(2)	15.88%

(1) Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at January 31, 2009.

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 3

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 49.3%

Apparel & Textiles – 0.2%
$900	Hanesbrands, Inc., 5.698%, 12/15/14, FRN	B2/B	$661,500
Automotive Products – 0.2%
3,360	Ford Motor Co., 6.375%, 2/1/29	Ca/CCC-	588,000
Banking – 7.0%
1,600	American Express Bank, 0.541%, 5/29/12, FRN	A1/A+	1,321,853
2,100	American Express Centurion Bank, 0.536%, 6/12/12, FRN	A1/A+	1,732,359
	Bank of America Corp., FRN (g),
2,900	8.00%, 1/30/18,	Baa1/A-	1,537,551
5,050	8.125%, 5/15/18,	Baa1/A-	2,626,707
600	HBOS PLC, 6.75%, 5/21/18 (a) (d)	Aa3/A	530,736
	National City Bank,
1,500	1.62%, 6/18/10, FRN	Aa3/A+	1,391,918
2,625	6.20%, 12/15/11 (j)	A1/A-	2,503,444
1,629	NB Capital Trust II, 7.83%, 12/15/26	A2/A-	1,242,473
£1,955	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	1,694,151
$300	UBS AG, 2.385%, 7/1/10	NR/NR	300,041
6,000	Wachovia Bank N.A., 2.326%, 3/15/16, FRN (j)	Aa2/AA	4,346,046
650	Wachovia Corp., 5.70%, 8/1/13	Aa3/AA	674,703
			19,901,982
Financial Services – 34.0%
1,200	American Express Credit Corp., 0.509%, 2/24/12, FRN	A1/A	1,002,778
	American General Finance Corp. FRN,
3,900	2.246%, 12/15/11	Baa1/BBB	1,780,689
4,800	2.267%, 3/2/10	Baa1/NR	3,199,603
775	2.429%, 8/17/11	Baa1/BBB	390,529
2,500	Chukchansi Economic Dev. Auth.,
	6.095%, 11/15/12, FRN (a) (b) (d)	B2/B+	1,275,000
	CIT Group, Inc.,
6,200	1.399%, 4/27/11, FRN (j)	Baa2/BBB+	4,889,246
5,750	2.219%, 3/12/10, FRN (j)	Baa2/BBB+	5,118,667
1,400	5.20%, 6/1/15	Baa2/BBB+	910,077
1,600	5.40%, 2/13/12	Baa2/BBB+	1,300,496
1,550	7.625%, 11/30/12	Baa2/BBB+	1,297,982
100	Citigroup Capital XXI, 8.30%, 12/21/77,
	(Converts to FRN on 12/21/37)	A3/BBB	51,952
19,800	Citigroup, Inc., 8.40%, 4/30/18, FRN (g)	Baa3/BB	7,256,304
	Ford Motor Credit Co. LLC,
9,500	4.01%, 1/13/12, FRN	Caa1/CCC+	5,901,875
5,805	7.25%, 10/25/11	Caa1/CCC+	4,136,364
	General Electric Capital Corp., FRN,
600	1.603%, 10/6/15	Aaa/AAA	458,130
750	3.053%, 5/22/13	Aaa/AAA	665,288
	General Motors Acceptance Corp. LLC,
500	6.00%, 12/15/11	C/CCC	336,636
1,425	6.875%, 9/15/11	C/CCC	1,012,837
1,625	6.875%, 8/28/12	C/CCC	1,041,063
2,600	7.25%, 3/2/11	C/CCC	1,898,928
	Goldman Sachs Group, Inc., FRN,
3,000	1.975%, 3/22/16	A1/A	2,125,332
3,300	2.886%, 2/6/12 (j)	A1/A	2,819,579

4 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	International Lease Finance Corp.,
$2,000	2.373%, 5/24/10, FRN	Baa1/BBB+	$1,658,972
650	4.75%, 1/13/12	Baa1/BBB+	480,916
1,350	4.875%, 9/1/10	Baa1/BBB+	1,121,473
650	5.00%, 4/15/10	Baa1/BBB+	566,104
650	5.125%, 11/1/10	Baa1/BBB+	531,090
650	5.30%, 5/1/12	Baa1/BBB+	479,668
650	5.35%, 3/1/12	Baa1/BBB+	483,484
650	5.45%, 3/24/11	Baa1/BBB+	503,335
7,150	5.625%, 9/15/10	Baa1/AA	6,005,521
2,111	5.625%, 9/20/13	Baa1/BBB+	1,518,153
4,100	5.75%, 6/15/11 (j)	Baa1/BBB+	3,185,101
2,947	6.625%, 11/15/13	Baa1/BBB+	2,184,446
2,500	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	A1/A-	1,904,710
1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	NR/NR	150
	Merrill Lynch & Co., Inc.,
4,500	4.485%, 5/12/10, FRN (j)	A1/A+	4,417,191
600	6.875%, 4/25/18	A1/A+	577,823
	Morgan Stanley, FRN,
4,800	1.393%, 1/18/11 (j)	A2/A	4,181,290
3,500	1.574%, 10/15/15 (j)	A2/A	2,400,412
1,500	1.648%, 1/9/12	A2/A	1,244,488
2,000	4.233%, 5/14/10	A2/A	1,904,538
	SLM Corp.,
9,650	1.389%, 10/25/11, FRN	Baa2/BBB-	7,512,554
1,000	4.50%, 7/26/10	Baa2/BBB-	930,200
	Universal City Florida Holding Co.,
3,500	7.943%, 5/1/10, FRN	B3/B-	1,732,500
1,000	8.375%, 5/1/10	B3/B-	535,000
2,500	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (g)	A1/A+	1,793,622
			96,722,096
Insurance – 5.7%
	American International Group, Inc.,
5,900	1.253%, 10/18/11, FRN (j)	A3/A-	4,742,037
1,600	1.625%, 3/20/12, FRN	A3/NR	1,013,128
1,500	4.70%, 10/1/10	A3/A-	1,349,692
6,400	5.45%, 5/18/17 (j)	A3/A-	4,502,630
700	8.175%, 5/15/68, (Converts to FRN on 5/15/38) (a) (d)	Baa1/BBB	260,204
2,200	8.25%, 8/15/18 (a) (d)	A3/A-	1,803,065
£1,300	8.625%, 5/22/68, (Converts to FRN on 5/22/18) (b)	Baa1/BBB	637,231
	Residential Reins Ltd., FRN (a) (b) (d),
$1,300	9.453%, 6/7/10	NR/BB	1,279,720
500	9.953%, 6/7/10	NR/BB+	492,350
			16,080,057
Oil & Gas – 0.5%
	SandRidge Energy, Inc.,
1,600	5.06%, 4/1/14, FRN	B3/B-	1,045,994
600	8.00%, 6/1/18 (a) (d)	B3/B-	477,000
			1,522,994
Paper/Paper Products – 0.5%
4,500	Verso Paper Holdings LLC, 6.943%, 8/1/14, FRN	B2/B+	1,327,500

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 5

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Telecommunications – 1.2%
$2,500	Hawaiian Telcom Communications, Inc.,
	8.765%, 5/1/13, FRN (e)	NR/NR	$175,000
€1,500	Hellas Telecommunications Luxembourg V,
	6.112%, 10/15/12, FRN	B2/B-	1,134,127
$3,600	Nortel Networks Ltd., 8.508%, 7/15/11, FRN (e)	NR/D	603,000
	Telesat Canada, Inc. (a) (d),
700	11.00%, 11/1/15	Caa1/B-	539,000
1,300	12.50%, 11/1/17 (b)	Caa1/B-	877,500
			3,328,627
Total Corporate Bonds & Notes (cost-$164,780,042)			140,132,756

SENIOR LOANS (a) (c) – 21.3%
Advertising – 0.5%
€2,000	PagesJaunes Groupe S.A., 3.912%, 1/11/14, Term A		1,533,788
Aerospace – 0.3%
	Firth Rixson PLC (b),
$600	4.584%, 11/20/15, Term B		490,500
600	5.084%, 11/20/16, Term C		490,500
			981,000
Automotive – 0.1%
471	General Motors Corp., 2.784%, 11/29/13		209,871
Automotive Products – 0.2%
2,500	Delphi Corp., 8.50%, 6/30/09 (b)		495,140
Banking – 0.4%
	Aster Co., Ltd. (b),
1,092	6.126%, 9/19/13, Term B		529,835
1,132	6.126%, 9/19/14, Term C		548,848
			1,078,683
Chemicals – 0.8%
3,077	INEOS Group Ltd., 5.952%, 10/7/12, Term A		1,384,837
1,684	KRATON Polymers Group LLC, 3.438%, 5/12/13 (b)		878,722
			2,263,559
Commercial Products – 0.2%
	iPayment, Inc. (b),
189	2.329%, 12/27/12		124,951
266	2.413%, 12/27/12		175,749
505	3.468%, 12/27/12		333,204
			633,904
Computer Software – 0.8%
€1,234	Infor Global Solutions, 5.964%, 8/1/12, Term EU (b)		869,935
$3,000	Trilogy International, Inc., 4.959%, 6/22/12 (b)		1,545,000
			2,414,935
Consumer Products – 0.7%
	National Mentor, Inc. (b),
1,856	3.46%, 6/29/13, Term B		1,206,348
1,000	3.64%, 6/29/12		650,000
113	5.32%, 6/29/13		73,634
			1,929,982

6 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Value

Containers & Packaging – 0.5%
	JSG Packaging,
$1,000	3.286%, 11/29/13, Term B	$669,167
1,000	3.536%, 11/29/14, Term C	657,500
		1,326,667
Diversified Manufacturing – 0.8%
4,303	Grant Forest Products, 9.813%, 9/16/13 (b)	1,398,353
	KION Group GmbH (b),
1,250	2.409%, 12/20/14, Term B	506,250
1,250	2.909%, 12/20/15, Term C	506,250
		2,410,853
Drugs & Medical Products – 2.2%
€990	Bausch & Lomb, Inc., 6.223%, 4/11/15	1,059,802
€861	Mylan Laboratories, Inc., 4.785%, 10/2/13	981,726
	Nycomed Holdings (b),
€1,118	5.240%, 12/20/15, Term B	944,584
€852	5.240%, 12/29/16, Term B	719,582
€852	5.990%, 12/20/15, Term C	731,411
€1,118	5.990%, 12/29/16, Term C	959,782
$948	Stiefel Laboratories, Inc., 3.41%, 1/10/14 (b)	791,504
		6,188,391
Electronics – 0.2%
€992	Sensata Technologies, Inc., 4.13%, 4/27/13 (b)	604,070
Energy – 0.6%
$2,316	Headwaters, Inc., 5.97%, 4/30/11, Term B (b)	1,795,265
Entertainment – 0.5%
	Revolution Studios LLC (b),
537	2.91%, 12/21/12, Term A	354,354
1,444	4.16%, 12/21/14, Term B	953,321
		1,307,675
Financial Services – 2.4%
940	Chrysler Financial Corp., 6.00%, 8/3/12	573,523
	FCI S.A., Term B (b),
233	1.77%, 3/9/13	166,332
1,960	1.77%, 3/8/14	1,396,346
875	Fresenius SE, 6.75%, 8/20/14	843,171
	Nuveen Investments,
179	3.401%, 11/1/14 (b)	86,531
717	3.409%, 11/13/14, Term B	346,124
28	4.459%, 11/1/14 (b)	13,740
448	4.466%, 11/1/14, Term B	216,327
	One (b),
€693	4.521%, 2/4/16, Term B	612,816
€1,250	5.021%, 2/4/17, Term C	1,105,293
€557	5.442%, 2/4/16, Term B	492,477
€1,000	YellowBrix, Inc., 5.772%, 6/4/17 (b)	831,604
		6,684,284

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 7

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Value

Food Services – 0.2%
	Arby’s Restaurant Group, Inc., Term B,
$51	2.659%, 7/25/12 (b)	$35,210
175	2.659%, 7/25/12	120,199
36	6.012%, 7/25/12	24,511
474	Sturm Foods, Inc., 3.75%, 1/30/14, Term B (b)	285,434
		465,354
Healthcare & Hospitals – 0.8%
€1,000	ISTA, 8.872%, 6/15/16	494,293
$1,284	Renal Advantage, Inc., 4.496%, 10/6/12, Term B (b)	1,033,540
	United Surgical (b),
459	2.34%, 4/19/14	376,676
3	2.34%, 4/19/14, Term B	2,479
191	2.34%, 4/19/14, Term DD	156,979
413	3.16%, 4/19/14, Term B	338,623
		2,402,590
Hotels/Gaming – 0.7%
308	CCM Merger, Inc., 4.193%, 7/21/12, Term B	161,729
	MotorCity Casino, Term B (b),
2,645	3.459%, 7/21/12	1,388,774
770	4.169%, 7/21/12	404,323
		1,954,826
Manufacturing – 1.0%
	Bombardier, Inc., Term B (b),
1,200	3.59%, 6/26/13	567,000
1,534	4.72%, 6/26/13	724,899
	Lucite International Ltd. (b),
1,227	3.43%, 5/26/13, Term B	1,104,578
435	3.43%, 5/26/13, Term DD	391,143
		2,787,620
Multi-Media – 3.5%
1,723	American Media Operations, Inc., 10.00%, 1/30/13 (b)	1,033,984
3,000	Charter Communications, 3.959%, 9/6/14	2,302,500
2,000	Dex Media, Inc., 7.00%, 10/13/14	1,100,000
€1,000	IESY Unity Media, 5.535%, 10/15/11 (b)	1,111,700
$995	Insight Communications, 7.75%, 4/21/15 (b)	472,607
1,492	Local Insight Regatta Holdings, Inc., 7.77%, 4/21/15, Term B (b)	708,956
	Seven Media Group, Term T,
AUD 662	6.267%, 2/7/13	236,869
AUD 2,766	9.485%, 2/7/13	989,279
€1,700	Telediffusion De France, 5.592%, 1/19/14 (b)	1,633,911
$520	Univision Communications, Inc., 2.909%, 3/15/09	455,438
		10,045,244
Oil & Gas – 0.3%
	Big West Oil LLC (b) (e),
361	4.50%, 5/15/14	171,511
270	4.50%, 5/15/14, Term B	128,333
935	Quicksilver Resources, Inc., 7.75%, 8/5/13 (b)	694,349
		994,193
Paper/Paper Products – 0.1%
460	Verso Paper Holdings LLC, 7.685%, 2/1/13 (b)	330,992

8 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Printing/Publishing – 0.6%
	RH Donnelley Corp., Term D,
$887	6.75%, 6/30/11		$568,486
87	7.52%, 6/30/11		55,705
	Tribune Co. (e),
1,597	5.00%, 6/4/09, Term X		448,744
2,487	5.25%, 6/4/14, Term B (b)		550,346
			1,623,281
Recreation – 0.9%
	Amadeus Global Travel,
786	2.419%, 4/8/13, Term B		374,889
1,876	2.419%, 4/8/13, Term B (b)		893,997
1,876	2.919%, 4/8/14, Term C (b)		875,242
786	2.936%, 4/8/14, Term C		367,024
2	Cedar Fair L.P., 2.409%, 8/30/12		1,168
			2,512,320
Telecommunications – 1.5%
1,382	Brocade Communications Systems, Inc., 7.00%, 9/22/13		1,206,231
2,536	Hawaiian Telcom Communications, Inc.,
	4.75%, 6/1/14, Term C (e)		1,110,502
	Integra Telecom, Inc., Term T (b),
71	5.709%, 8/31/13		44,187
60	6.446%, 8/31/13		37,200
45	7.219%, 8/31/13		27,900
2,500	Intelsat Ltd., 3.921%, 2/1/14		1,825,000
			4,251,020
Waste Disposal – 0.2%
€500	AVR-Bedrijven NV, 5.473%, 3/1/15 (b)		456,534
Wholesale – 0.3%
	Roundy’s, Inc., Term B,
$497	3.17%, 10/27/11 (b)		408,191
55	3.18%, 10/27/11 (b)		45,274
565	3.18%, 10/27/11		464,059
			917,524
Total Senior Loans (cost-$104,334,563)			60,599,565

MORTGAGE-BACKED SECURITIES – 2.5%
719	Banc of America Commercial Mortgage, Inc.,
	3.878%, 9/11/36, CMO	NR/AAA	695,876
	Bear Stearns Commercial Mortgage Securities, Inc., CMO,
1,194	5.593%, 6/11/40	Aaa/NR	1,139,628
700	5.70%, 6/11/50	NR/AAA	516,041
1,500	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO	Aaa/AAA	954,235
1,900	Commercial Mortgage Pass Through Certificates,
	5.306%, 12/10/46, CMO	Aaa/NR	1,330,881
900	Credit Suisse Mortgage Capital Certificates,
	6.218%, 2/15/41, CMO, VRN	NR/AAA	568,973
1,400	GS Mortgage Securities Corp. II, 5.56%, 11/10/39, CMO	Aaa/NR	991,277
1,304	Mellon Residential Funding Corp., 0.683%, 11/15/31, CMO, FRN	Aaa/AAA	999,406
Total Mortgage-Backed Securities (cost-$7,165,563)			7,196,317

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 9

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value
CONVERTIBLE PREFERRED STOCK – 1.7%

Automotive – 0.2%
129,400	General Motors Corp., 5.25%, 3/6/32, Ser. B	C/C	$497,388
Banking – 1.5%
4,700	Bank of America Corp., 7.25%, 12/31/49, Ser. L	A2/A-	2,445,175
3,000	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	A3/A+	1,911,000
			4,356,175
Total Convertible Preferred Stock (cost-$5,158,203)			4,853,563

PREFERRED STOCK – 1.1%

Financial Services – 1.1%
30	Richmond Cnty. Capital Corp., 4.344%,
	Ser. C, FRN (a) (b) (d) (f) (cost-$3,068,307)	NR/NR	2,986,417

ASSET-BACKED SECURITIES – 0.1%

Principal Amount (000)

	Credit Suisse First Boston Mortgage Securities Corp., FRN,
$12	1.089%, 7/25/32	Aaa/AAA	5,235
426	1.129%, 8/25/32	Aaa/AAA	161,965
Total Asset-Backed Securities (cost-$438,371)			167,200

SHORT-TERM INVESTMENTS – 24.0%

U.S. Treasury Bills (h) – 8.1%
23,100	zero coupon-0.14%, 2/12/09-3/5/09 (cost-$23,099,191)		23,099,191
Corporate Notes – 6.4%
Banking – 0.7%
1,950	American Express Bank FSB, 0.419%, 10/20/09, FRN	NR/A	1,866,339
Financial Services – 5.6%
4,600	American General Finance Corp., 4.625%, 5/15/09 (j)	Baa1/BBB	4,201,387
1,625	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	Caa1/CCC+	1,456,736
	General Motors Acceptance Corp. LLC,
2,275	3.399%, 5/15/09, FRN	C/CCC	2,129,969
2,800	5.625%, 5/15/09	C/CCC	2,686,376
1,625	7.75%, 1/19/10	C/CCC	1,406,366
	International Lease Finance Corp.,
3,000	1.494%, 1/15/10, FRN	Baa1/BBB+	2,650,917
900	4.55%, 10/15/09	Baa1/BBB+	830,079
650	4.75%, 7/1/09	Baa1/BBB+	626,104
			15,987,934
Insurance – 0.1%
300	American International Group Inc, 0.379%, 6/16/09, FRN (a) (d)	A3/A-	276,750
Total Corporate Notes (cost-$17,744,996)			18,131,023

10 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Value

Repurchase Agreement – 9.5%
$27,200	Barclays Bank,
	dated 1/30/09, 0.28%, due 2/2/09, proceeds $27,200,635; collateralized by U.S. Treasury Inflation Index Notes, 2.375%, due 1/15/25, valued at $27,550,578 including accrued interest (cost-$27,200,000)	$27,200,000
Total Short-Term Investments (cost-$68,044,187)		68,430,214

OPTIONS PURCHASED (i) – 0.0%

Contracts

Put Options – 0.0%
	Financial Futures Euro – 90 day (CME),
179	strike price $93, expires 3/16/09	1,119
61	strike price $94, expires 3/16/09	381
Total Options Purchased (cost-$2,100)		1,500
Total Investments (cost-$352,991,336) – 100.0%		$284,367,532

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 11

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 48.5%

Automotive Products – 0.2%
$7,000	Ford Motor Co., 6.375%, 2/1/29	Ca/CCC-	$1,225,000
Banking – 6.1%
3,400	American Express Bank, 0.541%, 5/29/12, FRN	A1/A+	2,808,937
4,481	American Express Centurion Bank, 0.536%, 6/12/12, FRN	A1/A+	3,696,525
	Bank of America Corp. (g),
11,100	8.00%, 1/30/18	Baa1/A-	5,885,109
6,900	8.125%, 5/15/18	Baa1/A-	3,588,966
1,400	HBOS PLC, 6.75%, 5/21/18 (a) (d)	Aa3/A	1,238,384
3,500	National City Bank, 1.62%, 6/18/10, FRN	Aa3/A+	3,247,807
3,500	NB Capital Trust II, 7.83%, 12/15/26	A2/A-	2,669,524
£3,911	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	3,388,303
$700	UBS AG, 4.833%, 7/1/10	NR/NR	700,096
13,000	Wachovia Bank N.A., 2.326%, 3/15/16, FRN (j)	Aa2/AA	9,416,433
			36,640,084
Financial Services – 34.2%
2,570	American Express Credit Corp., 0.509%, 2/24/12, FRN	A1/A	2,147,615
	American General Finance Corp., FRN,
8,450	2.246%, 12/15/11	Baa1/BBB	3,858,160
14,200	2.267%, 3/2/10	Baa1/NR	9,465,493
1,625	2.429%, 8/17/11	Baa1/BBB	818,850
3,500	Chukchansi Economic Dev. Auth., 6.095%, 11/15/12, FRN (a) (b) (d)	B2/B+	1,785,000
	CIT Group, Inc.,
13,000	1.399%, 4/27/11, FRN (j)	Baa2/BBB+	10,251,644
12,250	2.219%, 3/12/10, FRN (j)	Baa2/BBB+	10,904,987
350	4.75%, 12/15/10	Baa2/BBB+	301,704
2,950	5.20%, 6/1/15	Baa2/BBB+	1,917,662
3,400	5.40%, 2/13/12	Baa2/BBB+	2,763,554
1,350	5.60%, 4/27/11	Baa2/BBB+	1,130,227
1,350	5.60%, 11/2/11	Baa2/BBB+	1,116,893
3,350	7.625%, 11/30/12	Baa2/BBB+	2,805,317
200	Citigroup Capital XXI, 8.30%, 12/21/77,
	(Converts to FRN on 12/21/37)	A3/BBB	103,904
	Citigroup, Inc.,
100	6.50%, 8/19/13	A2/A	95,569
40,150	8.40%, 4/30/18 (g)	Baa3/BB	14,714,172
	Ford Motor Credit Co.,
12,150	7.25%, 10/25/11	Caa1/CCC+	8,657,507
3,000	7.80%, 6/1/12	Caa1/CCC+	2,048,883
2,000	9.75%, 9/15/10	Caa1/CCC+	1,651,214
5,500	Ford Motor Credit Co. LLC, 4.01%, 1/13/12, FRN	Caa1/CCC+	3,416,875
	General Electric Capital Corp., FRN,
1,400	1.603%, 10/6/15	Aaa/AAA	1,068,970
1,450	3.053%, 5/22/13	Aaa/AAA	1,286,223
	General Motors Acceptance Corp. LLC,
3,000	4.403%, 12/1/14, FRN	C/CCC	1,563,750
5,500	6.00%, 12/15/11	C/CCC	3,702,991
3,000	6.75%, 12/1/14	C/CCC	1,723,986
3,575	6.875%, 9/15/11	C/CCC	2,540,978
3,375	6.875%, 8/28/12	C/CCC	2,162,207
1,500	7.00%, 2/1/12	C/CCC	1,032,371
5,400	7.25%, 3/2/11	C/CCC	3,943,928

12 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	Goldman Sachs Group, Inc., FRN (j),
$7,000	1.975%, 3/22/16	A1/A	$4,959,108
6,700	2.886%, 2/6/12	A1/A	5,724,601
	International Lease Finance Corp.,
3,000	2.373%, 5/24/10, FRN	Baa1/BBB+	2,488,458
1,350	4.75%, 1/13/12	Baa1/BBB+	998,824
2,785	4.875%, 9/1/10	Baa1/BBB+	2,313,558
1,350	5.00%, 4/15/10	Baa1/BBB+	1,175,754
1,350	5.125%, 11/1/10	Baa1/BBB+	1,103,034
1,350	5.30%, 5/1/12	Baa1/BBB+	996,232
1,350	5.35%, 3/1/12	Baa1/BBB+	1,004,158
1,350	5.45%, 3/24/11	Baa1/BBB+	1,045,389
17,560	5.625%, 9/15/10	Baa1/AA	14,749,223
4,950	5.625%, 9/20/13	Baa1/BBB+	3,559,857
8,600	5.75%, 6/15/11 (j)	Baa1/BBB+	6,680,944
5,950	6.625%, 11/15/13 (j)	Baa1/BBB+	4,410,402
5,500	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	A1/A-	4,190,362
2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	NR/NR	250
7,500	Merrill Lynch & Co., Inc., 4.485%, 5/12/10, FRN (j)	A1/A+	7,361,985
	Morgan Stanley, FRN,
10,200	1.393%, 1/18/11 (j)	A2/A	8,885,240
7,450	1.574%, 10/15/15 (j)	A2/A	5,109,448
3,500	1.648%, 1/9/12	A2/A	2,903,806
2,000	4.233%, 5/14/10	A2/A	1,904,538
	SLM Corp.,
20,350	1.389%, 10/25/11, FRN	Baa2/BBB-	15,842,536
2,000	4.50%, 7/26/10	Baa2/BBB-	1,860,400
	Universal City Florida Holding Co.,
9,000	7.943%, 5/1/10, FRN	B3/B-	4,455,000
1,000	8.375%, 5/1/10	B3/B-	535,000
5,500	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g) (j)	A1/A+	3,945,970
			207,184,711
Insurance – 6.6%
5,000	AIG Life Holdings US, Inc., 7.50%, 8/11/10	A3/A-	4,468,460
1,600	AIG SunAmerica Global Financing VI, 6.30%, 5/10/11 (a) (d)	Aa3/A+	1,440,347
	American International Group, Inc.,
12,600	1.253%, 10/18/11, FRN (j)	A3/A-	10,127,061
3,400	1.625%, 3/20/12, FRN	A3/NR	2,152,897
2,500	4.70%, 10/1/10	A3/A-	2,249,488
13,600	5.45%, 5/18/17 (j)	A3/A-	9,568,090
1,450	8.175%, 5/15/68, (Converts to FRN on 5/15/38) (a) (d)	Baa1/BBB	538,994
4,800	8.25%, 8/15/18 (a) (d)	A3/A-	3,933,960
£2,400	8.625%, 5/22/68, (Converts to FRN on 5/22/18) (b)	Baa1/BBB	1,176,426
	Residential Reins Ltd., FRN (a) (b) (d),
$3,000	9.453%, 6/7/10	NR/BB	2,953,200
1,200	9.953%, 6/7/10	NR/BB+	1,181,640
			39,790,563
Oil & Gas – 0.4%
3,625	SandRidge Energy, Inc., 5.06%, 4/1/14, FRN	B3/B-	2,369,829
Paper/Paper Products – 0.5%
10,500	Verso Paper Holdings LLC, 6.943%, 8/1/14, FRN	B2/B+	3,097,500

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 13

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Telecommunications – 0.5%
$8,750	Hawaiian Telcom Communications, Inc.,
	8.765%, 5/1/13, FRN (e)	NR/NR	$612,500
€3,000	Hellas Telecommunications Luxembourg V,
	6.112%, 10/15/12, FRN	B2/B-	2,268,254
			2,880,754
Total Corporate Bonds & Notes (cost-$341,076,554)			293,188,441

SENIOR LOANS (a) (c) – 20.8%

Advertising – 0.5%
	PagesJaunes Groupe S.A.,
€2,000	3.912%, 1/11/14, Term A		1,533,788
€2,180	4.662%, 1/11/15, Term B (b)		660,653
€2,180	5.162%, 1/11/16, Term C (b)		659,954
			2,854,395
Aerospace – 0.2%
	Firth Rixson PLC (b),
$900	4.584%, 11/20/15, Term B		735,750
900	5.084%, 11/20/16, Term C		735,750
			1,471,500
Automotive – 0.2%
791	Ford Motor Corp., 5.00%, 12/16/13, Term B		288,046
2,441	General Motors Corp., 2.784%, 11/29/13		1,087,258
			1,375,304
Automotive Products – 0.5%
	Cooper Standard Automotive, Inc.,
725	4.00%, 12/31/11, Term B		299,732
1,812	4.00%, 12/31/11, Term C		748,846
	Delphi Corp. (b),
425	7.25%, 6/30/09		295,220
8,000	8.50%, 6/30/09		1,584,448
			2,928,246
Banking – 0.6%
	Aster Co., Ltd. (b),
3,637	6.126%, 9/19/13, Term B		1,764,133
2,214	6.126%, 9/19/14, Term C		1,073,832
€1,800	7.542%, 9/19/13, Term B		1,022,629
			3,860,594
Chemicals – 0.8%
$3,077	INEOS Group Ltd., 5.952%, 10/7/12, Term A		1,384,837
4,644	KRATON Polymers Group LLC, 3.438%, 5/12/13 (b)		2,422,556
€1,602	MacDermid, Inc., 4.016%, 4/12/14 (b)		1,180,649
			4,988,042
Commercial Products – 0.2%
	iPayment, Inc. (b),
$379	2.329%, 12/27/12		249,903
533	2.413%, 12/27/12		351,498
1,010	3.468%, 12/27/12		666,408
			1,267,809

14 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Value

Computer Software – 1.0%
€3,066	Infor Global Solutions, 5.964%, 8/1/12, Term EU (b)	$2,160,927
$7,000	Trilogy International, Inc., 4.959%, 6/22/12 (b)	3,605,000
		5,765,927
Consumer Products – 0.6%
	National Mentor, Inc. (b),
2,605	3.46%, 6/29/13, Term B	1,693,199
3,000	3.64%, 6/29/12	1,950,000
40	5.32%, 6/29/13	25,872
		3,669,071
Containers & Packaging – 0.1%
	JSG Packaging Ltd. (b),
€237	3.70%, 11/29/12, Term A	213,588
€34	4.342%, 11/29/12, Term A	31,031
€332	4.537%, 11/29/12, Term A	299,268
€11	4.625%, 11/29/12	9,976
€211	4.625%, 11/29/12, Term A	189,845
		743,708
Diversified Manufacturing – 1.1%
$9,220	Grant Forest Products, 9.813%, 9/16/13 (b)	2,996,470
	KION Group GmbH (b),
3,000	2.409%, 12/20/14, Term B	1,215,000
3,000	2.909%, 12/20/15, Term C	1,215,000
	Linpac Mouldings Ltd. (b),
1,016	4.311%, 4/16/12, Term B	431,674
1,277	4.811%, 4/16/12, Term C	542,787
		6,400,931
Drugs & Medical Products – 1.3%
	Nycomed Holdings (b),
€2,236	5.240%, 12/20/15, Term B	1,888,522
€1,704	5.240%, 12/29/16, Term B	1,439,164
€1,704	5.990%, 12/20/15, Term C	1,462,821
€2,236	5.990%, 12/29/16, Term C	1,919,565
	Stiefel Laboratories, Inc.,
$948	3.41%, 1/10/14 (b)	791,504
		7,501,576
Electronics – 0.1%
€992	Sensata Technologies, Inc., 4.13%, 4/27/13 (b)	604,070
Energy – 0.6%
$4,896	Headwaters, Inc., 5.97%, 4/30/11, Term B (b)	3,794,729
Entertainment – 0.5%
	Revolution Studios LLC (b),
537	2.91%, 12/21/12, Term A	354,354
4,044	4.16%, 12/21/14, Term B	2,669,298
		3,023,652
Financial Services – 2.3%
1,828	Chrysler Financial Corp., 6.00%, 8/3/12	1,115,052
	FCI S.A., Term B (b),
484	1.77%, 3/9/13	344,700
3,305	1.77%, 3/8/14	2,354,472

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 15

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Value

Financial Services (continued)
	Nuveen Investments,
$461	3.401%, 11/1/14 (b)	$222,643
1,846	3.409%, 11/13/14, Term B	890,572
73	4.459%, 11/1/14 (b)	35,354
1,154	4.466%, 11/1/14, Term B	556,608
	One (b),
€1,802	4.521%, 2/4/16, Term B	1,593,321
€3,250	5.021%, 2/4/17, Term C	2,873,762
€1,448	5.442%, 2/4/16, Term B	1,280,441
$2,500	Yell Finance BV, 3.409%, 2/10/13	1,566,668
€1,500	YellowBrix, Inc., 5.772%, 6/4/17 (b)	1,247,405
		14,080,998
Food Services – 0.3%
	Arby’s Restaurant Group, Inc., Term B,
$190	2.659%, 7/25/12 (b)	130,083
648	2.659%, 7/25/12	444,074
132	6.012%, 7/25/12	90,557
1,439	Sturm Foods, Inc., 3.75%, 1/30/14, Term B (b)	866,847
		1,531,561
Healthcare & Hospitals – 0.6%
€3,000	ISTA, 8.872%, 6/15/16	1,482,880
$1,435	Renal Advantage, Inc., 4.496%, 10/6/12, Term B (b)	1,155,228
	United Surgical (b),
389	2.34%, 4/19/14	318,814
2	2.34%, 4/19/14, Term B	1,746
135	2.34%, 4/19/14, Term DD	110,557
350	3.16%, 4/19/14, Term B	286,607
		3,355,832
Hotels/Gaming – 1.0%
693	CCM Merger, Inc., 4.193%, 7/21/12, Term B	363,777
	MotorCity Casino, Term B (b),
5,950	3.459%, 7/21/12	3,123,763
1,732	4.169%, 7/21/12	909,442
4,851	Wimar OPCO LLC, 7.25%, 1/3/12, Term B	1,430,978
		5,827,960
Manufacturing – 1.1%
1,000	Boc Group, Inc., 6.159%, 11/30/14 (b)	425,000
	Bombardier, Inc., Term B (b)
3,239	3.59%, 6/26/13	1,530,375
4,141	4.72%, 6/26/13	1,956,555
	Lucite International Ltd., (b),
2,166	3.43%, 5/26/13, Term B	1,949,256
767	3.43%, 5/26/13, Term DD	690,252
313	TPF Generation, 3.662%, 12/15/13 (b)	276,967
5	Xerium Technologies, Inc., 6.959%, 5/18/12, Term B (b)	3,022
		6,831,427
Multi-Media – 3.4%
4,479	American Media Operations, Inc., 10.00%, 1/30/13 (b)	2,687,420
7,000	Charter Communications, 3.959%, 9/6/14	5,372,500
1,791	Insight Communications, 7.75%, 4/21/15 (b)	850,693
2,687	Local Insight Regatta Holdings, Inc., 7.77%, 4/21/15, Term B (b)	1,276,119

16 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Value

Multi-Media (continued)
	Seven Media Group, Term T,
AUD 1,712	6.267%, 2/7/13	$612,361
AUD 7,150	9.485%, 2/7/13	2,557,511
$1,989	Source Media, Inc., 6.46%, 11/8/11, Term B	1,084,208
€4,300	Telediffusion De France, 5.592%, 1/19/14 (b)	4,132,835
$1,386	Thomas Media, 6.46%, 11/8/11, Term B (b)	755,548
1,291	Univision Communications, Inc., 2.909%, 3/15/09	1,129,625
		20,458,820
Oil & Gas – 0.3%
	Big West Oil LLC (b) (e),
725	4.50%, 5/15/14	344,375
594	4.50%, 5/15/14, Term B	282,031
1,870	Quicksilver Resources, Inc., 7.75%, 8/5/13 (b)	1,388,699
		2,015,105
Printing/Publishing – 0.7%
	RH Donnelley Corp., Term D,
2,482	6.75%, 6/30/11	1,590,579
179	7.17%, 6/30/11	114,880
261	7.52%, 6/30/11	167,116
	Tribune Co. (e),
4,151	5.00%, 6/4/09, Term X	1,166,470
4,975	5.25%, 6/4/14, Term B (b)	1,100,691
		4,139,736
Recreation – 0.8%
	Amadeus Global Travel,
1,695	2.419%, 4/8/13, Term B (b)	807,836
3,336	2.419%, 4/8/13, Term B	1,590,173
1,695	2.919%, 4/8/14, Term C (b)	790,888
3,336	2.936%, 4/8/14, Term C	1,556,660
4	Cedar Fair L.P., 2.409%, 8/30/12	2,724
		4,748,281
Telecommunications – 1.6%
2,568	Brocade Communications Systems, Inc., 7.00%, 9/22/13	2,240,143
5,631	Hawaiian Telcom Communications, Inc.,
	4.75%, 6/1/14, Term C (e)	2,465,710
	Integra Telecom, Inc., Term T (b),
564	5.709%, 8/31/13	352,405
475	6.446%, 8/31/13	296,684
356	7.219%, 8/31/13	222,513
5,500	Intelsat Ltd., 3.921%, 2/1/14	4,015,000
		9,592,455
Wholesale – 0.4%
	Roundy’s, Inc., Term B,
1,420	3.17%, 10/27/11 (b)	1,166,249
158	3.18%, 10/27/11 (b)	129,352
1,614	3.18%, 10/27/11	1,325,872
		2,621,473
Total Senior Loans (cost-$232,428,803)		125,453,202

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 17

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES – 2.1%
$1,527	Banc of America Commercial Mortgage, Inc.,
	3.878%, 9/11/36, CMO	NR/AAA	$1,478,737
	Bear Stearns Commercial Mortgage Securities, Inc., CMO
2,516	5.593%, 6/11/40	Aaa/NR	2,401,360
1,450	5.70%, 6/11/50	NR/AAA	1,068,943
2,900	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49, CMO	Aaa/AAA	1,844,853
4,000	Commercial Mortgage Pass Through Certificates, 5.306%,
	12/10/46, CMO	Aaa/NR	2,801,853
1,900	Credit Suisse Mortgage Capital Certificates,
	6.218%, 2/15/41, CMO, VRN	NR/AAA	1,201,165
2,900	GS Mortgage Securities Corp. II, 5.56%, 11/10/39, CMO	Aaa/NR	2,053,360
Total Mortgage-Backed Securities (cost-$12,154,569)			12,850,271

CONVERTIBLE PREFERRED STOCK – 1.4%

Shares

Automotive – 0.2%
270,600	General Motors Corp., 5.25%, 3/6/32, Ser. B	C/C	1,040,133
Banking – 1.2%
10,525	Bank of America Corp., 7.25%, 12/31/49, Ser. L	A2/A-	5,475,631
3,000	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	A3/A+	1,911,000
			7,386,631
Total Convertible Preferred Stock (cost-$8,775,770)			8,426,764

ASSET-BACKED SECURITIES – 0.1%

Principal Amount (000)
$493	CIT Group Home Equity Loan Trust, 0.659%, 6/25/33, FRN	Aaa/AAA	330,448
437	Salomon Brothers Mortgage Securities VII, Inc.,
	0.689%, 3/25/32, FRN	NR/AAA	401,211
Total Asset-Backed Securities (cost-$930,466)			731,659

PREFERRED STOCK – 0.1%

Shares

Automotive Products – 0.1%
20,275	Dura Automotive Systems, Inc., zero coupon (e) (f) (i)
	(cost-$2,000,000)	NR/NR	669,075

COMMON STOCK – 0.0%

Automotive Products – 0.0%
81,383	Dura Automotive Systems, Inc. (f) (i) (cost-$1,317,433)		223,803

18 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
SHORT-TERM INVESTMENTS – 27.0%

U.S. Treasury Bills (h) – 8.5%
$51,590	zero coupon-0.14%, 2/5/09-3/5/09 (cost-$51,588,588)		$51,588,588
Corporate Notes – 7.2%
Banking – 0.6%
4,050	American Express Bank FSB, 0.419%, 10/20/09, FRN	NR/A	3,876,243
Financial Services – 6.5%
9,786	American General Finance Corp., 4.625%, 5/15/09 (j)	Baa1/BBB	8,937,994
8,755	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	Caa1/CCC+	7,848,446
	General Motors Acceptance Corp. LLC,
4,725	3.399%, 5/15/09, FRN	C/CCC	4,423,781
5,800	5.625%, 5/15/09	C/CCC	5,564,636
3,375	7.75%, 1/19/10	C/CCC	2,920,914
	International Lease Finance Corp.,
7,000	1.494%, 1/15/10, FRN	Baa1/BBB+	6,185,473
1,932	4.55%, 10/15/09	Baa1/BBB+	1,781,903
1,350	4.75%, 7/1/09	Baa1/BBB+	1,300,370
			38,963,517

Insurance – 0.1%
700	American International Group Inc, 0.379%, 6/16/09, FRN (a) (d)	A3/A-	645,750
Total Corporate Notes (cost-$42,777,248)			43,485,510

Repurchase Agreement – 11.3%
68,300	Barclays Bank,
	dated 1/30/09, 0.28%, due 2/2/09, proceeds $68,301,594; collateralized by U.S. Treasury Inflation Index Notes, 3.00%, due 7/15/12, valued at $69,760,707 including accrued interest (cost-$68,300,000)		68,300,000
Total Short-Term Investments (cost-$162,665,836)			163,374,098

OPTIONS PURCHASED (i) – 0.0%

Contracts

Put Options – 0.0%
	Financial Futures Euro – 90 day (CME),
1,120	strike price $93, expires 3/16/09		7,000
43	strike price $94, expires 3/16/09		269
Total Options Purchased (cost-$10,176)			7,269
Total Investments (cost-$761,359,607) – 100.0%			$604,924,582

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 19

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2009 (unaudited) (continued)

Notes to Schedules of Investments:
(a)

Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $71,397,307and $139,170,477, representing 25.11% and 23.01% of total investments in Floating Rate Income and Floating Rate Strategy, respectively.

(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2009.

(d)

144A Security–Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Security in default.
(f)

Fair-Valued–Securities with an aggregate value of $4,680,568 and $4,281,181, representing 1.65% and 0.71% of total investments in Floating Rate Income and Floating Rate Strategy, respectively. See Note 1(a) in the Notes to Financial Statements.

(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated as collateral for swaps. See Note 3 in the Notes to Financial Statements.
(i)	Non-income producing.
(j)	All or partial amount segregated as collateral for reverse repurchase agreements. See Note 3 in the Notes to Financial Statements.

Glossary:
AUD	-	Australian Dollar
	£-	British Pound
CME	-	Chicago Mercantile Exchange
CMO	-	Collateralized Mortgage Obligation
	€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2009.
LIBOR	-	London Inter-Bank Offered Rate
NR	-	Not Rated
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.

20 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Assets and Liabilities

January 31, 2009 (unaudited)

	Floating Rate	Floating Rate
	Income	Strategy
Assets:
Investments, at value (cost—$325,791,336 and $693,059,607, respectively)	$257,167,532	$536,624,582
Repurchase agreement, at cost and value	27,200,000	68,300,000
Cash	3,604,466	1,708,974
Receivable for investments sold	20,380,301	40,843,177
Interest receivable	4,741,781	9,527,911
Unrealized appreciation of swaps	3,287,866	7,430,791
Unrealized appreciation of forward foreign currency contracts	2,464,066	4,464,924
Receivable for terminated swaps	–	395,761
Premium for swaps purchased	–	3,199,906
Prepaid expenses and other assets	10,731	91,172
Total Assets	318,856,743	672,587,198

Liabilities:
Payable for reverse repurchase agreements	38,135,000	91,024,000
Premium for swaps sold	16,138,141	27,850,168
Unrealized depreciation of swaps	8,733,000	28,195,718
Payable to custodian	4,151,502	1,792,230
Payable for terminated swaps	1,050,000	2,315,883
Unrealized depreciation of forward foreign currency contracts	541,735	705,459
Payable for investments purchased	385,195	1,526,241
Unrealized depreciation of unfunded loan commitments	207,827	613,394
Payable to broker	183,477	–
Investment management fees payable	182,858	388,365
Interest payable for reverse repurchase agreements	22,913	55,047
Dividends payable to preferred shareholders	14,767	42,197
Accrued expenses and other liabilities	163,894	195,090
Total Liabilities	69,910,309	154,703,792
Preferred shares ($0.00001 par value and $25,000 net asset and liquidation value per share applicable to an aggregate of 4,680 and 9,920 shares issued and outstanding, respectively)	117,000,000	248,000,000
Net Assets Applicable to Common Shareholders	$131,946,434	$269,883,406

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$183	$429
Paid-in-capital in excess of par	350,384,597	808,328,606
Dividends in excess of net investment income	(5,138,533)	(22,305,813)
Accumulated net realized loss	(140,676,922)	(341,548,024)
Net unrealized depreciation of investments, swaps, unfunded loan commitments and foreign currency transactions	(72,622,891)	(174,591,792)
Net Assets Applicable to Common Shareholders	$131,946,434	$269,883,406
Common Shares Issued and Outstanding	18,307,756	42,875,265
Net Asset Value Per Common Share	$7.21	$6.29

See accompanying Notes to Financial Statements. | 1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 21

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Operations

Six months ended January 31, 2009 (unaudited)

	Floating Rate Income	Floating Rate Strategy
Investment Income:
Interest	$16,684,243	$37,439,468
Facility and other fee income	273,164	687,720
Dividends	106,770	27,188
Total Investment Income	17,064,177	38,154,376

Expenses:
Investment management fees	1,465,064	3,253,426
Auction agent fees and commissions	242,630	512,694
Interest expense	134,983	321,588
Custodian and accounting agent fees	119,662	188,678
Audit and tax services	85,176	84,152
Shareholder communications	51,922	90,592
Legal fees	45,952	93,490
Trustees’ fees and expenses	28,138	58,896
Transfer agent fees	15,286	16,472
New York Stock Exchange listing fees	10,913	18,157
Insurance expense	3,245	6,664
Miscellaneous	10,956	11,040
Total expenses	2,213,927	4,655,849
Less: custody credits earned on cash balances	(1,310)	(1,936)
Net expenses	2,212,617	4,653,913

Net Investment Income	14,851,560	33,500,463

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on: Investments	(101,474,630)	(253,096,730)
Futures contracts	(6,218)	(15,616)
Swaps	(7,885,534)	(27,699,637)
Foreign currency transactions	14,362,830	37,107,345
Net change in unrealized appreciation/depreciation of: Investments	(37,044,270)	(81,284,550)
Swaps	(3,028,361)	(8,942,328)
Unfunded loan commitments	(220,684)	(626,902)
Foreign currency transactions	570,452	229,173
Net realized and change in unrealized loss on investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(134,726,415)	(334,329,245)
Net Decrease in Net Assets Resulting from Investment Operations	(119,874,855)	(300,828,782)
Dividends and Distributions on Preferred Shares from Net Investment Income	(3,076,922)	(6,980,417)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(122,951,777)	$(307,809,199)

22 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Changes in Net Assets Applicable to Common Shareholders

	Floating Rate Income
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
Investment Operations:
Net investment income	$14,851,560	$33,021,100
Net realized loss on investments, futures contracts, swaps and foreign currency transactions	(95,003,552)	(43,985,922)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(39,722,863)	6,157,349
Net decrease in net assets resulting from investment operations	(119,874,855)	(4,807,473)

Dividends on Preferred Shares from Net Investment Income	(3,076,922)	(9,769,968)
Net decrease in net assets applicable to common shareholders resulting from investment operations	(122,951,777)	(14,577,441)

Dividends and Distributions to Common Shareholders from:
Net investment income	(14,580,534)	(28,125,506)
Net realized gains	–	(5,488,695)
Total dividends and distributions to common shareholders	(14,580,534)	(33,614,201)

Capital Share Transactions:
Reinvestment of dividends and distributions	338,301	1,042,860
Total decrease in net assets applicable to common shareholders	(137,194,010)	(47,148,782)

Net Assets Applicable to Common Shareholders:
Beginning of period	269,140,444	316,289,226
End of period (including dividends in excess of net investment income of $(5,138,533) and $(2,332,637), respectively)	$131,946,434	$269,140,444

Common Shares Issued in Reinvestment of Dividends and Distributions	41,974	64,327

See accompanying Notes to Financial Statements. | 1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 23

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Changes in Net Assets Applicable to Common Shareholders (continued)

	Floating Rate Strategy
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
Investment Operations:
Net investment income	$33,500,463	$77,230,711
Net realized loss on investments, futures contracts, swaps and foreign currency transactions	(243,704,638)	(85,992,800)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(90,624,607)	(14,749,233)
Net decrease in net assets resulting from investment operations	(300,828,782)	(23,511,322)

Dividends on Preferred Shares from Net Investment Income	(6,980,417)	(22,369,957)
Net decrease in net assets applicable to common shareholders resulting from investment operations	(307,809,199)	(45,881,279)

Dividends and Distributions to Common Shareholders from:
Net investment income	(28,142,474)	(64,200,011)
Return of capital	–	(611,854)
Total dividends and distributions to common shareholders	(28,142,474)	(64,811,865)

Capital Share Transactions:
Reinvestment of dividends and distributions	1,203,410	3,172,658
Total decrease in net assets applicable to common shareholders	(334,748,263)	(107,520,486)

Net Assets Applicable to Common Shareholders:
Beginning of period	604,631,669	712,152,155
End of period (including dividends in excess of net investment income of $(22,305,813) and $(20,683,385), respectively)	$269,883,406	$604,631,669

Common Shares Issued in Reinvestment of Dividends and Distributions	176,606	201,511

24 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Cash Flows

Six months ended January 31, 2009 (unaudited)

	Floating Rate Income	Floating Rate Strategy
Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(177,236,105)	$(356,637,226)
Proceeds from sales of long-term investments	238,765,600	566,266,248
Interest, dividends and facility and other fee income received	13,062,817	30,906,044
Net cash provided by (used for) swap transactions	8,059,118	(6,416,859)
Operating expenses paid	(2,380,106)	(5,224,605)
Increase in payable to broker	183,477	–
Net cash used for futures transactions	(6,218)	(15,616)
Net realized gain on foreign currency transactions	14,456,365	37,156,577
Net sales, purchases and maturities of short-term investments	(27,614,740)	(95,823,552)
Net cash provided by operating activities*	67,290,208	170,211,011

Cash Flows used for Financing Activities:
Increase in reverse repurchase agreements	38,135,000	91,024,000
Cash dividends paid (excluding reinvestment of dividend and distributions of $338,301 and $1,203,410, respectively)	(19,225,197)	(38,188,637)
Cash overdraft at custodian	4,151,502	1,792,230
Redemptions of preferred shares	(93,000,000)	(232,000,000)
Net cash used for financing activities	(69,938,695)	(177,372,407)
Net decrease in cash	(2,648,487)	(7,161,396)
Cash at beginning of period	6,252,953	8,870,370
Cash at end of period	3,604,466	1,708,974

Reconciliation of Net Decrease in Net Assets Resulting from Investment Operations to Net Cash provided by Operating Activities:
Net decrease in net assets resulting from investment operations	(119,874,855)	(300,828,782)
Decrease in payable for investments purchased	(25,433,632)	(27,180,306)
Increase in receivable for investments sold	(11,905,011)	(25,242,170)
Increase in interest receivable	(1,059,219)	(832,963)
Increase in payable to broker	183,477	–
Decrease in premium for swaps purchased	3,916,841	8,186,414
Increase in premium for swaps sold	10,977,811	14,371,742
Increase in receivable for terminated swaps	–	(395,761)
Increase (decrease) in payable for terminated swaps	1,050,000	(879,617)
(Increase) decrease in prepaid expenses and other assets	3,271	(52,957)
Decrease in investment management fees payable	(122,795)	(304,312)
Increase in net unrealized depreciation of swaps	3,028,361	8,942,328
Increase in net unrealized appreciation of forward foreign currency contracts	(753,958)	(458,549)
Increase in interest payable for reverse repurchase agreement	22,913	55,047
Increase in net unrealized depreciation of unfunded loan commitments	220,684	626,902
Decrease in accrued expenses	(70,143)	(103,297)
Net decrease in investments	207,106,463	494,307,292
Net cash provided by operating activities	$67,290,208	$170,211,011

*	Included in operating expenses is cash paid by Floating Rate Income and Floating Rate Strategy for interest primarily on reverse repurchase agreements of $111,335 and $266,541, respectively.

See accompanying Notes to Financial Statements. | 1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 25

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Notes to Financial Statements

January 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Floating Rate Income Fund (“Floating Rate Income”) and PIMCO Floating Rate Strategy Fund (“Floating Rate Strategy”), collectively referred to as the “Funds”, were organized as Massachusetts business trusts on June 19, 2003 and June 30, 2004, respectively. Prior to commencing operations on August 29, 2003 and October 29, 2004, respectively, Floating Rate Income and Floating Rate Strategy had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common stock authorized.

Each Fund’s investment objective is to seek high current income, consistent with the preservation of capital. Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, a substantial portion of which will be senior floating rate loans. The ability of the issuers of the Funds’ investments to meet their obligations may be affected by economic developments in a specific industry.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is, unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation of the Interpretation has resulted in no material impact to the Funds’ financial statements at January 31, 2009. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments, including over-the-counter options, are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are

26 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Notes to Financial Statements

January 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements of the Funds. Each Fund’s NAV is normally determined weekly, generally on the last business day of the week that the NYSE is open for trading, as of the close of regular trading (normally, 4:00 p.m. Eastern time).

Each Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by each Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Funds’ financial statements.

(b) Fair Value Measurement

Effective August 1, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds’ investments carried at value:

Floating Rate Income:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$1,911,000	$–
Level 2 – Other Significant Observable Inputs	276,003,894	(3,847,781)
Level 3 – Significant Unobservable Inputs	6,452,638	324,978
Total	$284,367,532	$(3,522,803)

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 27

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Notes to Financial Statements

January 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of January 31, 2009, were as follows:

	Investments in Securities	Other Financial Instruments
Beginning balance, 7/31/08	$6,077,698	$(57,987)
Net purchases (sales) and settlements	(928,431)	550,655
Accrued discounts (premiums)	(382)	–
Total realized gain (loss)	(15,424)	–
Total change in unrealized gain (loss)	(1,689,261)	(167,691)
Transfers in and/or out of Level 3	3,008,438	–
Ending balance, 1/31/09	$6,452,638	$324,977

Floating Rate Strategy:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$1,911,000	$–
Level 2 – Other Significant Observable Inputs	594,597,561	(17,876,259)
Level 3 – Significant Unobservable Inputs	8,416,021	870,797
Total	$604,924,582	$(17,005,462)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of January 31, 2009, were as follows:

	Investments in Securities	Other Financial Instruments
Beginning balance, 7/31/08	$13,841,927	$(1,103,417)
Net purchases (sales) and settlements	(1,856,862)	2,189,727
Accrued discounts (premiums)	(764)	–
Total realized gain (loss)	(30,849)	–
Total change in unrealized gain (loss)	(3,537,431)	(215,513)
Transfers in and/or out of Level 3	–	–
Ending balance, 1/31/09	$8,416,021	$870,797

(c) Disclosures about Credit Derivatives

The Funds have adopted FASB Staff Positions No. 133-1 and Financial Accounting Standards Board Interpretation No. 45-4 (FIN 45-4) “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FAS Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP is effective for fiscal years or interim periods beginning after November 15, 2008. The amendments to FASB 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of an recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the disclosures within Footnote 3(a) in the Notes to the Financial Statements.

See also “Swap Agreements” — Note 1(j) for description of the nature of each credit derivative, maximum potential amount of future payments (undiscounted) the Funds could be required to make under the credit derivatives with sold

28 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

protection and fair value of each credit derivative at January 31, 2009. Potential losses related to hybrid instruments that have embedded credit derivatives are limited to the initial cost of investments.

(d) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Funds are amortized as income over the expected term of the loan. Commitment fees received by the Funds relating to unfunded purchase commitments are recorded as other fee income upon receipt.

(e) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(f) Dividends and Distributions — Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(g) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments.

However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(h) Senior Loans

The Funds purchase assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 29

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Notes to Financial Statements

January 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Option Transactions

The Funds may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of their investment strategies. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

(j) Swap Agreements

The Funds may enter into in swap agreements. Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Funds would effectively add leverage to its portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the

30 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Notes to Financial Statements

January 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed later in the Notes (see 3(a)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 31

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Notes to Financial Statements

January 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2009 for which the Funds are sellers of protection are disclosed later in the Notes (see 3(a)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

(k) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(l) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(m) Repurchase Agreements

The Funds may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(n) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Funds cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), their

32 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Notes to Financial Statements

January 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(o) When-Issued/Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(p) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of each Fund’s average weekly total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding minus accrued liabilities (other than liabilities representing leverage)).

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services.

3. Investments in Securities

Purchases and sales of investments, other than short-term securities, for the six months ended January 31, 2009, were:

	Purchases	Sales
Floating Rate Income	$151,438,542	$250,819,472
Floating Rate Strategy	328,732,435	591,806,638

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 33

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

3. Investments in Securities (continued)

(a) Credit default swap agreements.

Buy protection swap agreements outstanding at January 31, 2009 (1):

Floating Rate Strategy:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Paid by Fund	Market Value (5)	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Goldman Sachs:
ARCO Chemical	$4,000	*	12/20/09	(5.00)%	$2,940,000	$2,300,000	$616,389
Host Marriott	5,000	8.962%	12/20/09	(5.00)%	165,655	200,000	(71,151)
Reliant Energy	5,000	3.90%	12/20/09	(3.20)%	29,904	655,000	(648,652)
					$3,135,559	$3,155,000	$(103,414)

Sell protection swap agreements outstanding at January 31, 2009 (2):

Floating Rate Income:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Received by Fund	Market Value (5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America:
General Electric	$1,500	4.08%	12/20/13	3.80%	$(13,518)	$–	$(6,868)
General Electric	2,000	4.08%	12/20/13	3.85%	(14,061)	–	(5,078)
LCDX 10 Index	2,619	3.20%	6/20/13	3.25%	(588,098)	(83,349)	(490,456)
Barclays Bank:
Citigroup	1,600	7.134%	12/20/13	5.00%	(119,339)	(408,000)	303,994
Ford Motor Credit	1,500	20.762%	6/20/09	5.00%	(88,796)	(225,000)	147,663
General Electric	700	4.08%	12/20/13	3.78%	(6,863)	–	(3,776)
BNP Paribas:
General Electric	4,800	4.08%	12/20/13	3.80%	(43,257)	–	(21,977)
General Electric	800	4.08%	12/20/13	4.60%	18,152	–	25,205
General Electric	800	4.08%	12/20/13	4.70%	21,322	–	28,529
Citigroup:
American Express	1,650	2.907%	12/20/13	4.25%	92,338	–	105,778
American Express	550	2.907%	12/20/13	4.30%	31,923	–	36,456
Chrysler Financial	1,000	23.14%	6/20/13	5.00%	(354,415)	(120,000)	(228,581)
General Electric	400	4.08%	12/20/13	4.25%	3,528	–	5,511
General Electric	2,000	4.08%	12/20/13	4.65%	49,343	–	67,168
General Electric	8,300	4.001%	3/20/14	4.05%	34,656	–	76,675
GMAC	650	14.195%	6/20/09	5.00%	(22,771)	(162,500)	144,695
Las Vegas Sands	1,000	25.753%	12/20/12	2.55%	(438,438)	–	(435,463)
SLM	400	7.558%	12/20/13	5.00%	(34,944)	(56,000)	24,890
SLM	2,000	7.558%	12/20/13	5.00%	(174,718)	(240,000)	83,893
SLM	900	7.558%	12/20/13	5.00%	(78,623)	(110,250)	40,002
Univision Communications	300	34.997%	3/20/12	0.97%	(166,155)	–	(165,816)
Univision Communications	1,000	34.997%	3/20/12	0.97%	(553,851)	–	(552,719)

34 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

3. Investments in Securities (continued)

Floating Rate Income (continued):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Received by Fund	Market Value (5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston:
General Motors	$5,000	153.988%	12/20/09	5.00%	$(3,522,379)	$(2,875,000)	$(618,213)
Intelsat Bermuda	3,000	3.574%	3/20/10	3.21%	(12,583)	–	(1,348)
Deutsche Bank:
Citigroup	1,200	7.134%	12/20/13	5.00%	(89,504)	(318,000)	239,996
General Electric	2,500	4.08%	12/20/13	3.82%	(20,548)	–	(9,406)
General Electric	300	4.08%	12/20/13	4.23%	2,408	–	3,889
General Electric	3,800	4.08%	12/20/13	4.70%	101,280	–	135,016
General Electric	2,150	4.08%	12/20/13	4.70%	57,303	–	76,671
General Electric	3,900	4.08%	12/20/13	4.775%	115,536	–	150,195
General Motors	5,000	153.988%	12/20/09	5.00%	(3,522,379)	(2,850,000)	(643,213)
SLM	1,200	7.558%	12/20/13	5.00%	(104,831)	(168,000)	74,669
SLM	1,350	7.558%	12/20/13	5.00%	(117,935)	(189,000)	84,003
Goldman Sachs:
Dow Jones CDX HY-9 Index 25-35%	3,000	15.022%	12/20/12	3.01%	(1,060,888)	–	(1,050,353)
HCA	1,500	10.407%	9/20/13	3.00%	(291,158)	–	(285,908)
Royal Caribbean Cruises	3,500	15.114%	3/20/13	3.94%	(959,566)	–	16,088
TRW Automotive	875	17.308%	9/20/09	2.15%	(79,437)	–	(77,243)
JPMorgan Chase:
Commercial Mortgage-Backed Index	6,950	3.80%	12/13/49	0.08%	(2,305,346)	(2,503,232)	197,994
Commercial Mortgage-Backed Index	3,500	3.275%	2/15/51	0.35%	(1,202,023)	(1,309,118)	107,333
Roundy’s	1,500	7.50%	9/20/11	4.00%	(113,290)	–	(106,290)
SLM	3,000	10.676%	3/20/09	4.40%	(24,946)	–	(9,546)
Merrill Lynch & Co.:
American Express	800	2.907%	12/20/13	4.40%	49,761	–	56,508
ARAMARK	1,000	4.757%	9/20/12	2.60%	(63,012)	–	(59,979)
Dow Jones CDX HY-9 Index 25-35%	3,000	15.022%	12/20/12	3.13%	(1,050,289)	–	(1,039,335)
Dow Jones CDX HY-9 Index 25-35%	4,500	15.022%	12/20/12	3.51%	(1,525,091)	–	(1,506,664)
Dow Jones CDX HY-9 Index 25-35%	1,000	15.022%	12/20/12	3.81%	(330,077)	–	(325,632)
GMAC	3,400	14.195%	6/20/09	5.00%	(119,108)	(756,500)	662,892
GMAC	1,600	14.196%	9/20/09	5.00%	(89,717)	(48,000)	(34,383)
SLM	1,575	7.558%	12/20/13	5.00%	(137,590)	(220,500)	98,003
Morgan Stanley:
Biomet	1,000	7.839%	9/20/12	3.05%	(134,521)	–	(130,963)
Commercial Mortgage-Backed Index	3,500	4.08%	2/15/51	0.35%	(1,202,023)	(1,450,017)	248,232
SLM	1,600	7.461%	3/20/14	5.00%	(139,193)	(176,000)	45,918

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 35

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

3. Investments in Securities (continued)

Floating Rate Income (continued):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Received by Fund	Market Value (5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
UBS:
General Motors	$3,000	153.988%	12/20/09	5.00%	$(2,113,428)	$(1,770,000)	$(325,928)
LCDX 10 Index	3,201	13.15%	6/20/13	3.25%	(718,786)	(103,488)	(597,862)
					$(23,169,945)	$(16,141,954)	$(5,445,134)

Floating Rate Strategy:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Received by Fund	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
General Electric	$3,500	4.08%	12/20/13	3.80%	$(31,542)	$–	$(16,025)
General Electric	4,000	4.08%	12/20/13	3.85%	(28,122)	–	(10,155)
LCDX 10 Index	6,048	3.20%	6/20/13	3.25%	(1,358,081)	(194,481)	(1,144,398)
Barclays Bank:
Citigroup	3,300	7.134%	12/20/13	5.00%	(246,136)	(841,500)	626,989
Ford Motor Credit	3,500	20.762%	6/20/09	5.00%	(207,190)	(525,000)	344,546
General Electric	1,500	4.08%	12/20/13	3.78%	(14,707)	–	(8,091)
BNP Paribas:
General Electric	10,200	4.08%	12/20/13	3.80%	(91,921)	–	(46,701)
General Electric	1,650	4.08%	12/20/13	4.60%	37,438	–	51,986
General Electric	1,700	4.08%	12/20/13	4.70%	45,310	–	60,624
Citigroup:
American Express	3,550	2.907%	12/20/13	4.25%	198,666	–	227,583
American Express	1,200	2.907%	12/20/13	4.30%	69,650	–	79,540
Chrysler Financial	1,000	23.14%	6/20/13	5.00%	(354,415)	(120,000)	(228,581)
General Electric	600	4.08%	12/20/13	4.25%	5,292	–	8,267
General Electric	4,200	4.08%	12/20/13	4.65%	103,619	–	141,052
General Electric	17,700	4.001%	3/20/14	4.05%	73,905	–	163,511
GMAC	1,350	14.195%	6/20/09	5.00%	(47,293)	(337,500)	300,520
Host Marriott	5,000	8.962%	12/20/09	1.70%	(304,613)	–	(294,697)
Las Vegas Sands	2,000	25.753%	12/20/12	2.55%	(876,876)	–	(870,926)
Qwest Capital Funding	6,000	7.916%	3/20/13	3.40%	(840,643)	–	(816,843)
R.H. Donnelley	6,000	76.749%	3/20/13	5.20%	(4,724,367)	–	(4,687,967)
Reliant Energy	5,000	3.90%	12/20/09	3.20%	(29,896)	–	(11,229)
SLM	6,550	7.558%	12/20/13	5.00%	(572,201)	(807,000)	295,986
Univision Communications	2,700	34.997%	3/20/12	0.97%	(1,495,398)	–	(1,492,342)
Credit Suisse First Boston:
Dow Jones iTraxx	€7,400	12.615%	6/20/11	2.90%	(1,673,121)	27,406	(1,668,442)
Equistar Chemicals	$5,000	*	12/20/09	2.25%	(3,675,000)	–	(3,661,875)
General Motors	5,000	153.988%	12/20/09	5.00%	(3,522,379)	(2,875,000)	(618,213)
Intelsat Bermuda	7,000	3.574%	3/20/10	3.21%	(29,361)	–	(3,145)
Samis	1,400	7.558%	12/20/09	2.15%	(36,138)	17,500	(50,126)

36 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

3. Investments in Securities (continued)

Floating Rate Strategy (continued):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Received by Fund	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank:
Citigroup	$2,550	7.134%	12/20/13	5.00%	$(190,196)	$(675,750)	$509,991
Ford Motor	1,000	71.375%	6/20/12	2.17%	(703,870)	–	(701,338)
General Electric	5,500	4.08%	12/20/13	3.82%	(45,206)	–	(20,694)
General Electric	700	4.08%	12/20/13	4.23%	5,620	–	9,074
General Electric	12,950	4.08%	12/20/13	4.70%	345,152	–	460,713
General Electric	8,300	4.08%	12/20/13	4.775%	245,885	–	319,646
General Motors	5,000	153.988%	12/20/09	5.00%	(3,522,379)	(2,850,000)	(643,213)
SLM	5,400	7.558%	12/20/13	5.00%	(471,739)	(756,000)	336,011
Goldman Sachs:
Dow Jones CDX HY-9 Index 25-35%	10,000	15.022%	12/20/12	3.01%	(3,536,294)	–	(3,501,177)
HCA	3,500	10.407%	9/20/13	3.00%	(679,368)	–	(667,118)
JPMorgan Chase:
Commercial Mortgage-Backed Index	14,700	3.80%	12/13/49	0.08%	(4,876,056)	(5,294,605)	418,778
Commercial Mortgage-Backed Index	7,350	3.275%	2/15/51	0.35%	(2,524,249)	(2,749,148)	225,399
Roundy’s	1,000	7.50%	9/20/11	4.00%	(75,527)	–	(70,860)
SLM	7,000	10.676%	3/20/09	4.40%	(58,208)	–	(22,275)
Merrill Lynch & Co.:
American Express	1,700	2.907%	12/20/13	4.40%	105,743	–	120,080
ARAMARK	1,000	4.757%	9/20/12	2.60%	(63,012)	–	(59,979)
ArvinMeritor	4,500	39.594%	12/20/09	2.25%	(1,190,155)	–	(1,178,343)
Dow Jones CDX HY-9 Index 25-35%	1,900	15.022%	12/20/12	3.51%	(643,927)	–	(636,147)
Dow Jones CDX HY-9 Index 25-35%	4,000	15.022%	12/20/12	3.81%	(1,320,308)	–	(1,302,528)
GMAC	6,600	14.195%	6/20/09	5.00%	(231,209)	(1,468,500)	1,286,791
GMAC	3,400	14.196%	9/20/09	5.00%	(190,648)	(102,000)	(73,065)
SLM	3,350	7.558%	12/20/13	5.00%	(292,653)	(469,000)	208,452
Wm. Wrigley Jr. Company	1,500	1.735%	9/20/13	2.80%	(20,860)	–	(15,960)
Morgan Stanley:
Biomet	3,000	7.839%	9/20/12	3.05%	(403,564)	–	(392,889)
Commercial Mortgage-Backed Index	7,350	4.08%	2/15/51	0.35%	(2,524,249)	(3,045,037)	521,287
Hanes Brands	2,000	8.586%	3/20/12	0.90%	(389,045)	–	(386,945)
SLM	3,400	7.461%	3/20/14	5.00%	(295,785)	(374,000)	97,576
UBS:
General Motors	7,000	153.988%	12/20/09	5.00%	(4,931,331)	(4,130,000)	(760,498)
LCDX 10 Index	7,488	13.15%	6/20/13	3.25%	(1,681,433)	(244,608)	(1,413,130)
					$(49,784,391)	$(27,814,223)	$(20,661,513)

€—Euro

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 37

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

3. Investments in Securities (continued)

*	Issuer in default.

(1)

If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Funds could be required to make as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) Forward foreign currency contracts outstanding at January 31, 2009:

Floating Rate Income:

	Counterparty	U.S. $ Value on Origination Date	U.S. $Value January 31, 2009	Unrealized Appreciation (Depreciation)
Purchased:
3,900,000 Euro settling 2/12/09	HSBC Bank USA	$5,121,090	$4,997,120	$(123,970)
5,649,000 Euro settling 2/12/09	Barclays Bank	7,632,889	7,238,136	(394,754)
969,000 Euro settling 2/12/09	Deutsche Bank	1,264,603	1,241,592	(23,011)

Sold:
2,593,812 Australian Dollar settling 2/20/09	Westpac Banking Corporation	1,750,823	1,647,199	103,624
24,501,000 Euro settling 2/12/09	JPMorgan Chase Bank	33,590,871	31,393,444	2,197,427
2,180,000 British Pound settling 2/26/09	Deutsche Bank	3,304,880	3,141,865	163,015
				$1,922,331

38 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

3. Investments in Securities (continued)

Floating Rate Strategy:

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value January 31, 2009	Unrealized Appreciation (Depreciation)
Purchased:
5,381,000 Euro settling 2/12/09	Barclays Bank	$7,247,872	$6,894,744	$(353,128)
3,059,000 Euro settling 2/12/09	Deutsche Bank	3,992,178	3,919,536	(72,643)
7,600,000 Euro settling 2/12/09	HSBC Bank USA	9,979,560	9,737,977	(241,583)
1,143,000 Euro settling 2/12/09	Morgan Stanley	1,502,645	1,464,540	(38,105)

Sold:
6,453,250 Australian Dollar settling 2/20/09	Westpac Banking	4,355,944	4,098,132	257,812
43,873,000 Euro settling 2/12/09	JPMorgan Chase & Co.	60,149,883	56,215,035	3,934,848
3,641,000 British Pound settling 2/26/09	Deutsche Bank	5,519,756	5,247,492	272,264
				$3,759,465

(c) The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2009 for Floating Rate Income and Floating Rate Strategy were $34,439,148 and $81,663,722, respectively, at a weighted average interest rate of 2.58% for both Funds. Open reverse repurchase agreements at January 31, 2009:

Floating Rate Income:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.90%	1/26/09	2/26/09	$1,940,291	$1,940,000
	1.25%	1/14/09	3/11/09	36,217,622	36,195,000
					$38,135,000

Floating Rate Strategy:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.90%	1/26/09	2/26/09	$3,880,582	$3,880,000
	1.25%	1/14/09	3/11/09	87,198,465	87,144,000
					$91,024,000

Details of underlying collateral for open reverse repurchase agreements at January 31, 2009, as reflected in the Schedules of Investments:

Floating Rate Income:

Counterparty	Description	Rate	Maturity Date	Principal	Market Value
Barclays Bank	American General Finance Corp.	4.625%	5/15/09	$4,600,000	$4,201,387
	American International Group, Inc.	1.253%	10/18/11	5,900,000	4,742,037
	American International Group, Inc.	5.45%	5/18/17	6,400,000	4,502,630
	CIT Group, Inc.	1.399%	4/27/11	3,000,000	2,365,764
	CIT Group, Inc.	2.219%	3/12/10	5,750,000	5,118,667
	Goldman Sachs Group, Inc.	2.886%	2/6/12	3,300,000	2,819,579
	International Lease Finance Corp.	5.75%	6/15/11	4,100,000	3,185,101
	Merrill Lynch & Co., Inc.	4.485%	5/12/10	4,500,000	4,417,191
	Morgan Stanley	1.393%	1/18/11	4,800,000	4,181,290
	Morgan Stanley	1.574%	10/15/15	3,500,000	2,400,412

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 39

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

3. Investments in Securities (continued)

Floating Rate Income (continued)

Counterparty	Description	Rate	Maturity Date	Principal	Market Value
	National City Bank	6.20%	12/15/11	$2,625,000	$2,503,444
	Wachovia Bank N.A.	2.326%	3/15/16	6,000,000	4,346,046
					$44,783,548

Floating Rate Strategy:

Counterparty	Description	Rate	Maturity Date	Principal	Market Value
Barclays Bank	American General Finance Corp.	4.625%	5/15/09	$9,786,000	$8,937,994
	American International Group, Inc.	1.253%	10/18/11	12,600,000	10,127,061
	American International Group, Inc.	5.45%	5/18/17	13,600,000	9,568,090
	CIT Group, Inc.	1.399%	4/27/11	12,800,000	10,093,926
	CIT Group, Inc.	2.219%	3/12/10	12,250,000	10,904,987
	Goldman Sachs Group, Inc.	1.975%	3/22/16	7,000,000	4,959,108
	Goldman Sachs Group, Inc.	2.886%	2/6/12	6,700,000	5,724,601
	International Lease Finance Corp.	5.75%	6/15/11	8,600,000	6,680,944
	International Lease Finance Corp.	6.625%	11/15/13	5,950,000	4,410,402
	Merrill Lynch & Co., Inc.	4.485%	5/12/10	7,500,000	7,361,985
	Morgan Stanley	1.393%	1/18/11	10,200,000	8,885,240
	Morgan Stanley	1.574%	10/15/15	7,450,000	5,109,448
	Wachovia Bank N.A.	2.326%	3/15/16	13,000,000	9,416,433
	Wells Fargo Capital XIII	7.70%	3/26/13	5,500,000	3,945,970
					$106,126,189

Floating Rate Income received $342,620 in U.S. government agency securities as collateral for reverse repurchase agreements.

(d) At January 31, 2009, the Funds had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Floating Rate Income	Floating Rate Strategy
Eastman Kodak Co.	$2,500,000	$5,000,000
United Surgical	12,303	11,290
United Surgical	(5,250)	(6,323)
	$2,507,053	$5,004,967

4. Income Tax Information

Net investment income and net realized loss differ for federal income tax and financial statement purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended January 31, 2009, Floating Rate Income and Floating Rate Strategy received $1,162,361 and $4,616,951, respectively, from swap agreements which are treated as net realized gain for financial statement purposes and as net income for federal income tax purposes.

The cost basis of investments is substantially the same for both federal income tax and financial statement purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Floating Rate Income	$352,991,336	$4,846,121	$(73,469,925)	$(68,623,804)
Floating Rate Strategy	761,359,607	10,333,273	(166,768,298)	(156,435,025)

40 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

5. Auction Preferred Shares

Floating Rate Income has 1,560 shares of Preferred Shares Series T, 1,560 shares of Preferred Shares Series W, 1,560 shares of Preferred Shares Series TH outstanding, each with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

Floating Rate Strategy has 1,984 shares of Preferred Shares Series M, 1,984 shares of Preferred Shares Series T, 1,984 shares of Preferred Shares Series W, 1,984 shares of Preferred Shares Series TH, and 1,984 shares of Preferred Shares Series F outstanding, each with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended January 31, 2009, the annualized dividend rates ranged from:

	High	Low	At January 31, 2009
Floating Rate Income
Series T	5.938%	1.493%	1.560%
Series W	5.500%	1.486%	1.568%
Series TH	5.769%	1.483%	1.559%

Floating Rate Strategy
Series M	6.013%	1.491%	1.548%
Series T	5.938%	1.493%	1.560%
Series W	5.500%	1.486%	1.568%
Series TH	5.769%	1.483%	1.559%
Series F	6.013%	1.491%	1.566%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shareholders.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” the higher of the 7-Day USD London Inter-Bank Offered Rate (LIBOR) multiplied by 125% or the 7-Day USD LIBOR plus 1.25% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction).

These developments with respect to ARPS have not affected the management or investment policies of the Funds, and the Funds’ outstanding common shares continue to trade on the NYSE without any change. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

During the six months ended January 31, 2009, the Funds redeemed, at par, a portion of their ARPS. The decision to redeem a portion of the Funds’ ARPS was made by the Funds’ Board of Trustees at the recommendation of the Funds’

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 41

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

5. Auction Preferred Shares (continued)

Investment Manager and Sub-Adviser and is intended to increase asset coverage of the Funds’ ARPS above the 200% Level (subject to future market conditions), permitting the Funds to declare future common share dividends. The Funds redeemed the ARPS at the full liquidation preference of $25,000 per share plus accumulated and unpaid dividends, up to each series respective dates of redemption.

	Dates of Redemptions	Floating Rate Income	Dates of Redemptions	Floating Rate Strategy
Beginning balance, 7/31/08		$210,000,000		$480,000,000
Partial redemption	12/10/08-12/12/08	(75,000,000)	12/8/08-12/12/08	(195,000,000)
Partial redemption	12/17/08-12/19/08	(18,000,000)	12/15/08-12/19/08	(37,000,000)
Ending balance, 1/31/09		$117,000,000		$248,000,000
Partial redemption*	3/18/09-3/20/09	$(23,025,000)	3/16/09-3/20/09	$(60,000,000)
Partial redemption**	4/1/09-4/3/09	$(15,000,000)	3/30/09-4/3/09	$(27,000,000)

*  On February 27, 2009, the Funds announced additional partial redemptions of ARPS.

**  On March 12, 2009, the Funds announced additional partial redemptions of ARPS.

6. Subsequent Common Dividend Declarations

On March 6, 2009, the Funds announced that due to recent market conditions and requirements under the Funds’ By-laws and the Investment Company Act of 1940, as amended (the “1940 Act”) they have postponed the declaration of the next dividends on the Funds’ common shares, which would have been paid in April 2009.

On March 20, 2009, a dividend of $0.08864 per share was declared to common shareholders of Floating Rate Strategy, which was scheduled to have been declared on March 6, 2009 but postponed. The dividend is payable April 3, 2009 to shareholders of record on March 30, 2009.

On March 23, 2009, a dividend of $0.09280 per share was declared to common shareholders of Floating Rate Income, which was scheduled to have been declared on March 6, 2009 but postponed. The dividend is payable April 9, 2009 to shareholders of record on April 2, 2009.

In accordance with the 1940 Act and each Fund’s By-laws, the Funds are not permitted to pay or declare common share dividends unless the Funds’ ARPS have minimum asset coverage of 200% (“200% Level”) after payment of a common share dividend or declaration of a common share dividend. Due to continued severe market dislocations and recent further erosions in the market, the value of the Funds’ portfolio securities have declined, which has caused the Funds’ asset coverage ratios to fall below the 200% Level.

7. Market and Credit Risk

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Funds had select holdings, derivatives transactions and collateral outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net change in unrealized appreciation (depreciation) on the Statements of Operations. As a result of these anticipated losses, Floating Rate Strategy’s NAV decreased by $0.004 per common share. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as the referenced entity. These

42 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2009 (unaudited)

7. Market and Credit Risk (continued)

recovery rates have been utilized in determining estimated recovery values for certain holdings. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. As of January 31, 2009, the line item titled “Payable to Broker” on the Statements of Assets and Liabilities represents the net amount payable to Lehman Brothers for early terminated swap contracts offset by cash collateral of $750,000 as a result of the application of FIN 39 in Floating Rate Income. As a result of the early terminated swap contracts, Floating Rate Income and Floating Rate Strategy realized losses which decreased each Fund’s NAV by $0.05 per common share and $0.11 per common share, respectively.

The Sub-Adviser has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, the Sub-Adviser has terminated the trades and, has obtained quotations from brokers for replacement trades.

8. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC (“AGID”) and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager, the Sub-Adviser, and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager, the Sub-Adviser, or their affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 43

PIMCO Floating Rate Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six months ended January 31, 2009		Year ended July 31,				For the period August 29, 2003* through
	(unaudited)		2008	2007	2006	2005	July 31, 2004
Net asset value, beginning of period	$14.73		$17.38	$19.14	$19.51	$19.38	$19.35	**
Investment Operations:
Net investment income	0.82		1.81	2.13	1.91	1.36	0.71
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(7.37)		(2.08)	(1.29)	(0.14)	0.39	0.39
Total from investment operations	(6.55)		(0.27)	0.84	1.77	1.75	1.10
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.17)		(0.54)	(0.59)	(0.48)	(0.29)	(0.11)
Net realized gains	–		–	(0.00)†	–	–	–
Total dividends and distributions on preferred shares	(0.17)		(0.54)	(0.59)	(0.48)	(0.29)	(0.11)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(6.72)		(0.81)	0.25	1.29	1.46	0.99
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.80)		(1.54)	(1.77)	(1.63)	(1.19)	(0.78)
Net realized gains	–		(0.30)	(0.24)	(0.03)	(0.14)	–
Total dividends and distributions to common shareholders	(0.80)		(1.84)	(2.01)	(1.66)	(1.33)	(0.78)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–	–	–	–	(0.04)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	–		–	–	–	–	(0.14)
Total capital share transactions	–		–	–	–	–	(0.18)
Net asset value, end of period	$7.21		$14.73	$17.38	$19.14	$19.51	$19.38
Market price, end of period	$8.65		$13.98	$17.88	$20.02	$18.75	$20.47
Total Investment Return (1)	(33.50)%		(12.26)%	(0.93)%	16.53%	(2.05)%	6.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$131,946		$269,140	$316,289	$345,750	$351,708	$346,749
Ratio of expenses to average net assets, including interest expense (2)(3)(4)	2.26	%(5)	1.68%	1.68%	1.53%	1.52%	1.36	%(5)
Ratio of expenses to average net assets, excluding interest expense (2)(3)	2.12	%(5)	1.67%	1.55%	1.53%	1.52%	1.36	%(5)
Ratio of net investment income to average net assets (2)	15.17	%(5)	11.18%	11.14%	9.91%	6.93%	4.04	%(5)
Preferred shares asset coverage per share	$53,190		$57,030	$62,622	$66,133	$66,856	$66,274
Portfolio turnover	44%		31%	62%	64%	83%	94%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.65 per share.
†	Amount less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale of share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(p) in Notes to Financial Statements).
(4)	Interest expense primarily relates to investments in reverse repurchase agreement transactions.
(5)	Annualized.

44 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Strategy Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six months						For the period
	ended				Eleven months		October 29, 2004*
	January 31, 2009		Year ended July31,		ended		through
	(unaudited)		2008	2007	July 31, 2006†		August 31, 2005
Net asset value, beginning of period	$14.16		$16.76	$18.76	$18.98		$19.10	**
Investment Operations:
Net investment income	0.78		1.81	2.06	1.64		0.88
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(7.83)		(2.37)	(1.34)	–		0.31
Total from investment operations	(7.05)		(0.56)	0.72	1.64		1.19
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.16)		(0.52)	(0.58)	(0.45)		(0.24)
Net realized gains	–		–	(0.00)††	–		–
Total dividends and distributions on preferred shares	(0.16)		(0.52)	(0.58)	(0.45)		(0.24)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(7.21)		(1.08)	0.14	1.19		0.95
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.66)		(1.51)	(1.72)	(1.41)		(0.91)
Net realized gains	–		–	(0.42)	–		–
Return of capital	–		(0.01)	–	–		–
Total dividends and distributions to common shareholders	(0.66)		(1.52)	(2.14)	(1.41)		(0.91)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–	–	–		(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	–		–	–	–		(0.13)
Total capital share transactions	–		–	–	–		(0.16)
Net asset value, end of period	$6.29		$14.16	$16.76	$18.76		$18.98
Market price, end of period	$6.70		$12.80	$17.28	$18.87		$18.21
Total Investment Return (1)	(44.22)%		(18.08)%	2.73%	11.77%		(4.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$269,883		$604,632	$712,152	$782,371		$789,094
Ratio of expenses to average net assets, including interest expense (2)(3)(4)	2.21	%(5)	1.60%	1.48%	1.47	%(5)	1.35	%(5)
Ratio of expenses to average net assets, excluding interest expense (2)(3)	2.05	%(5)	1.60%	1.48%	1.47	%(5)	1.35	%(5)
Ratio of net investment income to average net assets (2)	15.88	%(5)	11.59%	11.03%	9.51	%(5)	5.57	%(5)
Preferred shares asset coverage per share	$52,201		$56,481	$62,069	$65,722		$66,084
Portfolio turnover	44%		29%	65%	60%		47%
*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
†	Fiscal year-end changed from August 31 to July 31.
††	Amount less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale of share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(p) in Notes to Financial Statements).
(4)	Interest expense primarily relates to investments in reverse repurchase agreement transactions.
(5)	Annualized.

See accompanying Notes to Financial Statements. | 1.31.09 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 45

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their annual meeting of shareholders on December 16, 2008. Common/Preferred shareholders voted as indicated below:

Floating Rate Income:

		Withheld
	Affirmative	Authority
Election of Paul Belica – Class II to serve until 2011	15,169,602	717,406

Election of Diana L. Taylor * – Class II to serve until 2011	6,603	89

Messrs. Robert E. Connor*, Hans W. Kertess, William B. Ogden, IV, John C. Maney and R. Peter Sullivan III continue to serve as Trustees of Floating Rate Income.

Floating Rate Strategy:

		Withheld
	Affirmative	Authority
Election of Paul Belica – Class I to serve until 2011	32,732,638	2,383,253

Election of William B. Ogden, IV – Class I to serve until 2011	32,796,747	2,319,144

Election of Robert E. Connor * – Class I to serve until 2011	16,236	652

Election of Diana L. Taylor * – Class II to serve until 2012	16,266	622

Messrs. Hans W. Kertess, John C. Maney and R. Peter Sullivan III continue to serve as Trustees of Floating Rate Strategy.

* Preferred Shares Trustee

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

46 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.09

Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John C. Maney	Scott Whisten
Trustee	Assistant Treasurer
William B. Ogden, IV	Richard J. Cochran
Trustee	Assistant Treasurer
R. Peter Sullivan III	Youse E. Guia
Trustee	Chief Compliance Officer
Diana L. Taylor	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On January 9, 2009, the Funds submitted CEO annual certifications to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	April 6, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	April 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	April 6, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	April 6, 2009